Land Use Rights And Yew Forest Assets (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Amortization of land and yew forest use rights attributable to future periods
2014	$ 507,450
2015	507,450
2016	507,450
2017	507,450
2018	507,450
2019 and thereafter	18,416,312
Total	$ 20,953,562	$ 15,328,318